Additional Financial Information of Parent Company - Schedule I Ops and Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Statements of Operations and Comprehensive Income
Cost of revenues	$ (113,352,889)	¥ (737,507,904)	¥ (477,034,912)	¥ (235,943,955)
Selling expenses	(43,369,004)	(282,171,751)	(237,297,482)	(87,091,525)
General and administrative expenses	(31,362,307)	(204,052,576)	(155,958,876)	(91,777,836)
Interest income	1,749,980	11,385,895	3,712,918	2,794,977
Income before taxes and equity in affiliates	83,446,092	542,925,304	311,118,245	230,177,098
Income from equity in subsidiaries and VIEs	396,453	2,579,447	1,539,316	4,333,847
Net income	64,938,020	422,506,242	230,045,429	167,264,455
Other comprehensive income (loss)	(5,591,162)	(36,377,776)	44,026,895	34,333,103
Parent Company
Condensed Statements of Operations and Comprehensive Income
Cost of revenues	(374,056)	(2,433,718)	(4,246,514)	(3,477,672)
Selling expenses	(241,978)	(1,574,380)	(129,584)	(12,808)
General and administrative expenses	(5,418,580)	(35,254,910)	(24,160,949)	(15,027,623)
Other income	44,602	290,197	561,503
Interest income	747	4,862	6,465
Income before taxes and equity in affiliates	(5,989,265)	(38,967,949)	(27,969,079)	(18,518,103)
Income from equity in subsidiaries and VIEs	68,927,060	448,460,128	235,552,947	171,994,609
Net income	62,937,795	409,492,179	207,583,868	153,476,506
Other comprehensive income (loss)	(5,594,749)	(36,401,114)	42,817,494	34,273,935
Comprehensive income attributable to Jupai shareholders	$ 57,343,046	¥ 373,091,065	¥ 250,401,362	¥ 187,750,441